General information (Details) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2019 USD ($) drilling_unit	Dec. 31, 2017 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of offshore drilling units owned by the Company | drilling_unit			35
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense	$ 8	$ 30	$ (39)	$ 66
Adjustment for change in the contractual dayrate
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income tax expense		$ 18